RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

16	RELATED PARTY TRANSACTIONS

The following transactions were entered into with related parties:

Andrey Novikov

On April 8, 2020 and December 18, 2020, in terms of the employment agreement entered into with Mr. Novikov, the Company issued 282,146 and 1,016,408 shares of common stock to Mr. Novikov, valued at an aggregate principal sum of $39,000.

James Fuller

On March 18, 2020, the Company granted Mr. Fuller, a director of the Company, 2,000,000 shares of restricted common stock in terms of the Stock Incentive Plan valued at an aggregate principal sum of $88,000.

The Company has the following related party payables:

Description	December 31, 2020	December 31, 2019
Strategic IR	4,000	-
	$4,000	$-

The amount owing to Strategic IR is for services rendered to the Company by Strategic IR during the year ended December 31, 2020. Strategic IR was paid $60,000 and $60,000 for consulting services to the Company during the year ended December 31, 2020 and 2019, respectively.

William Corbett

Effective June 24, 2020, the Company granted Mr. Corbett, the Chief Executive Officer of the Company, a total of 20,495,000 restricted shares of common stock of which 5,123,750 vested immediately and a further 15,371,250 restricted shares of common stock, granted on June 24, 2020, which are subject to forfeiture restrictions and which forfeiture restriction lapses 33%, 33% and 34% on the first, second and third anniversary of the June 24, 2020 date of grant.

Effective June 24, 2020, the Company entered into an executive employment agreement with William Corbett, (the "Corbett Employment Agreement") to employ Mr. Corbett as the Company's Chief Executive Officer for a term of three (3) years, provide for an annual base salary of $150,000, provide for a signing bonus of $25,000, structure for a bonus of up to 50% of base salary upon the Company's achievement of $2,000,000 EBITDA and additional performance bonus payments as may be determined by the Company's board of directors and provide for severance in the event of a termination without cause in amount equal to equal to fifty percent (50%) of his annual base salary rate then in effect, provided that if such termination without cause occurs after an Acquisition of the Company, Mr. Corbett will be entitled to receive severance in an amount equal to equal to 100% of his annual base salary rate then in effect.

The Corbett Employment Agreement provides for the grant to Mr. Corbett of 5,123,750 shares of the Company's common stock, which are fully vested and not subject to forfeiture.

On June 24, 2020, the Company entered into a restricted stock agreement with Mr. Corbett pursuant to which the Company granted him a restricted stock award of 15,371,250 shares of the Company's common stock, which forfeiture restriction lapse 33%, 33% and 34%, respectively, on the first, second and third anniversary of the date of grant.

On June 24, 2020, the Company entered into an indemnification agreement with Mr. Corbett to indemnify him, in connection with his position of employment with Company and in the discharge of his duties and responsibilities to Company, to the maximum extent allowed under the laws of the State of Nevada. The Company is not be required or obligated to indemnify Mr. Corbett to extent it would violate the Securities Act of 1933, as amended, or the Securities Exchange Act of 1934, as amended, or the rules and regulations thereunder.

LOANS PAYABLE

Description	Interest Rate	Maturity Date	December 31, 2020	December 31, 2019
Vladimir Skigin	4%	December 12, 2020	-	30,026
Loans payable - Related parties			$-	$30,026

Interest expense amounted to $23 and $23,248 for the years ended December 31, 2020 and 2019, respectively.

Vladimir Skigin

Mr. Skigin was considered to be a related party as his shareholding and that of the Companies under his control exceeded 5%.

●	Promissory note

On December 23, 2019, in terms of a debt purchase agreement entered into with Waketec OU, Mr. Skigin acquired $30,000 of the promissory note issued to Waketec OU by Qpagos Corporation. On December 23, 2019, the Company entered into a debt settlement agreement whereby the Company agreed to the assignment of the debt owed to Mr. Skigin by Qpagos Corporation to the Company in exchange for a new promissory note in the principal amount of $30,000 issued by the Company. The promissory note is unsecured, bears interest at 4% per annum and matures on December 23, 2020. The balance of the promissory note, including interest thereon at December 31, 2019 is $30,026.

On January 7, 2020, the Company entered into a debt exchange agreement with Mr. Skigin, whereby the aggregate principal sum of $30,000 plus accrued interest of $49 was exchanged for 1,502,466 shares of common stock at an issue price of $0.02 per share, realizing a loss on exchange of $30,049.